REMUNERATION OF KEY MANAGEMENT PERSONNEL (Tables)	12 Months Ended
Dec. 31, 2018
Key Management Personnel [Abstract]
Compensation for key management personnel
Compensation for key management personnel (including Directors) was as follows:

For the years ended December 31	2018	2017
Salaries and short-term employee benefits[1]	$19	$20
Post-employment benefits[2]	3	3
Termination Benefits	1	—
Share-based payments and other[3]	11	12
	$34	$35
[1] Includes annual salary and annual short-term incentives/other bonuses earned in the year.
[2] Represents Company contributions to retirement savings plans.
[3] Relates to DSU, RSU and PRSU grants and other compensation.